SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financing and Finance Lease Receivables, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financing and Finance Lease Receivables
Purchased price of the financing receivables	¥ 133,000,000	$ 18,000,000	¥ 513,000,000
Finance lease receivables	29,994,702		236,886,052	$ 4,109,257
New cars
Financing and Finance Lease Receivables
Financing receivables	5,224,740		24,200,609	715,786
Finance lease receivables	29,816,488		179,326,594		$ 4,084,842
Used cars
Financing and Finance Lease Receivables
Financing receivables	460,356		5,321,426	63,069
Finance lease receivables	178,214		¥ 57,559,458	$ 24,415
Adjustment | Adoption of ASC 326
Financing and Finance Lease Receivables
Allowance for financing receivables at acquisition date	¥ 66,000,000	$ 9,000,000